INCOME TAXES	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
INCOME TAXES

25. INCOME TAXES

The tax effect (computed by applying the federal and provincial/state statutory rates in the jurisdictions the Company and its subsidiary operate) of the significant temporary differences, which comprise deferred income tax assets and liabilities, are as follows:

	2019	2018	2017
	$	$	$
Net loss before income taxes	(8,147,268)	(9,131,285)	(9,968,677)
Statutory income tax rate	27%	32%	26%
Income tax expense (recovery)	(2,199,762)	(2,922,011)	(2,591,856)

Differences between Canadian and foreign tax rates	(113,858)	—	—
Permanent differences and others	(706,889)	(303,048)	1,457,000
Impact of foreign exchange	509,162	—	—
Effect of change in income tax rates	—	(37,000)	(6,000)
Temporary differences	466,969	57,000	—
Change in unrecognized losses	2,102,952	2,892,011	1,035,856
Net deferred tax (recovery)	58,574	(313,048)	(105,000)
Current income tax expense	380,863	—	—
Deferred income tax recovery	(322,289)	(313,048)	(105,000)
	58,574	(313,048)	(105,000)

The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Deferred income tax assets
Non-capital loss carry-forwards	$607,610	$222,711
Lease liabilities	824,005	—
Capital assets	—	139,000
Share issuance costs	—	14,000
Capital losses	—	4,000
Deferred income tax assets	$1,431,615	$379,711
Excess of carrying value over tax value of right-of-use assets	$(852,881)	$—
Excess of carrying value over tax value of intangible assets	(560,756)	(645,000)
Excess of carrying value over tax value of convertible debentures	—	(30,000)
Excess of carrying value over tax value of bonds payable	(17,978)	(27,000)
Deferred income tax liability	$(1,431,615)	$(702,000)
Net deferred tax asset (liability)	$—	$(322,289)

Significant unrecognized tax benefits and unused taxes for which no deferred tax assets are recognized as of December 31, 2019 are as follows:

December 31, 2019
Non-capital losses carried forward	$19,451,150
Property and equipment	15,068
Share issuance costs	35,107
Capital losses carried forward	3,294,836
Lease liabilities	36,157
Unrecognized deductible temporary differences	$22,832,318

As at December 31, 2019, the Company has non-capital losses carried forward of approximately $24,633,000 (2018 - $16,298,000) including $16,364,000 (2018 - $13,638,000) in Canada, $5,016,000 (2018 - $940,000) in Argentina, $nil (2018 - $838,000) in Colombia, $1,453,000 (2018 - $582,000) in Mexico and $1,800,000 (2018 - $300,000) in the United States of America. These losses begin expiring in 2022.